Other Current and Non-current Assets	6 Months Ended
Jun. 30, 2025
Other Current and Non-current Assets
Other Current and Non-current Assets

6     Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2025	December 31, 2024
Straight-lining of revenue	$25,268	$22,170
Marketable securities	107,919	60,850
Claims receivable	14,970	14,387
Other current assets	10,005	16,243
Total other current assets	$158,162	$113,650

Straight-lining of revenue	$39,319	$47,423
Other non-current assets	20,969	10,358
Total other non-current assets	$60,288	$57,781

In June 2023, the Company acquired marketable securities of Eagle Bulk Shipping Inc., an owner of bulk carriers, which was listed on the New York Stock Exchange (Ticker: EGLE) consisting of 1,552,865 shares of common stock for $68.2 million (out of which $24.4 million from Virage International Ltd., a related company). EGLE owned and operated a fleet of bulk carriers.

On December 11, 2023, Star Bulk Carriers Corp. (Ticker: SBLK), a NASDAQ-listed owner and operator of drybulk vessels, and EGLE, announced that both companies had entered into a definitive agreement to combine in an all-stock merger, which was completed on April 9, 2024. Under the terms of the agreement, EGLE shareholders received 2.6211 shares of SBLK common stock in exchange for each share of EGLE common stock owned. During the six months ended June 30, 2025, the Company purchased an additional 2,185,967 shares of common stock of “SBLK” in the open market for $29.9 million. As a result, as of June 30, 2025, the Company owned 6,256,181 shares of SBLK common stock and this has remained the same through the date of this report.

6     Other Current and Non-current Assets (Continued)

As of June 30, 2025 and December 31, 2024, these marketable securities were fair valued at $107.9 million and $60.9 million, respectively and the Company recognized a $17.2 million gain and a $13.2 million gain, respectively on these marketable securities reflected under “Gain on investments” in the condensed consolidated statements of income in the six months ended June 30, 2025 and June 30, 2024, respectively. Additionally, the Company recognized dividend income on these shares amounting to $0.7 million in the six months ended June 30, 2025 and $4.0 million for the six months ended June 30, 2024.